Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information [Abstract]
Document Type	S-4/A
Entity Registrant Name	Mountain Crest Acquisition Corp. II
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transistion Period	false
Entity Central Index Key	0001832415
Amendment Flag	true
Amendment Description	Amendment No. 3